Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Income Tax Rate Reconciliation [Line Items]
Entrance tax				$ 3,000,000
Tax rate		28.00%
Entrance tax, annual decline in gain		20.00%
Entrance tax payable			2,700,000
Income tax rate, deferred tax liabilities		27.00%
Entrance tax paid, current	600,000
Entrance tax payable, non current	2,100,000	2,100,000
Estimated tax payable	1,000	1,000	200,000
Total taxes payable	200,000	200,000
Deferred tax assets	0	0	0
Norwegian Kroner [Member]
Income Tax Rate Reconciliation [Line Items]
Entrance tax	$ 3,000,000	$ 3,000,000